Transactions with Related Parties - Statements of Operations (Table) (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended
	Nov. 25, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Voyage expenses		$ 1,997	$ 773	$ 1,134
Management fee expense		158	0	0
Management fee income		2,346	1,598	478
Oceanbulk Maritime S.A. (d)
Related Party Transaction [Line Items]
Commission on sale of vessel		0	(90)	(91)
Voyage expenses	2,077
Management fee expense		(158)	0	0
Management fee income		188	0	0
Executive directors (b)
Related Party Transaction [Line Items]
Consultancy fees		(1,516)	(528)	(453)
Non-executive directors (b)
Related Party Transaction [Line Items]
Compensation		(191)	(114)	(124)
Combine Marine Ltd (c)
Related Party Transaction [Line Items]
Office rent		(42)	(41)	(40)
Interchart (a)
Related Party Transaction [Line Items]
Voyage expenses		(1,997)	(773)	(1,134)
Managed Vessels of Oceanbulk Shipping LLC (e)
Related Party Transaction [Line Items]
Management fee income		1,390	823	204
Product Shipping & Trading S.A. (f)
Related Party Transaction [Line Items]
Management fee income		62	242	0
Excel Vessel Bridge Facility (i)
Related Party Transaction [Line Items]
Interest expense		$ (1,659)	$ 0	$ 0